INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS [Abstract]
Disclosure of detailed information about intangible assets [text block]
	Memberships	Software and licenses	Contractual customer relationships	Carbon Credits	Total
	US$’000	US$’000	US$’000	US$’000	US$’000

Cost:
Opening balance as at 1 January 2022	29	2,000	-	-	2,029
Additions	-	126	-	-	126
Derecognition of intangible asset	-	(1,173)	-	-	(1,173)
Effects of foreign currency exchange differences	-	(89)	-	-	(89)
Balance at 31 December 2022	29	864	-	-	893
Additions	-	84	-	128	212
Derecognition of intangible asset	-	(207)	-	-	(207)
Acquisition of subsidiaries (Note 37)	-	212	4,948	-	5,160
Effects of foreign currency exchange differences	-	(71)	-	-	(71)
Balance at 31 December 2023	29	882	4,948	128	5,987

Accumulated amortisation:
Opening balance as at 1 January 2022	-	1,802	-	-	1,802
Amortisation	-	155	-	-	155
Derecognition of intangible asset	-	(1,173)	-	-	(1,173)
Effects of foreign currency exchange differences	-	(77)	-	-	(77)
Balance at 31 December 2022	-	707	-	-	707
Amortisation	-	170	469	-	639
Derecognition of intangible asset	-	(206)	-	-	(206)
Effects of foreign currency exchange differences	-	(60)	-	-	(60)
Balance at 31 December 2023	-	611	469	-	1,080

At 31 December 2023	29	271	4,479	128	4,907
At 31 December 2022	29	157	-	-	186